DERIVATIVE INSTRUMENTS (Schedule of Derivative Contracts on Unaudited Consolidated Statements of Operations) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Operating expenses	$ 1,517	$ 293
Financial expenses	$ 620	$ 617